Goodwill and intangible assets - Disclosure of sensitivity of the value in use to key judgements in the calculations (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Carrying value	£ 7,794	£ 8,239
Personal Banking UK And Card And Payments
Disclosure of information for cash-generating units [line items]
Carrying value	14,542
Value in use	17,639
Value in use exceeding carrying value	3,097
Personal Banking
Disclosure of information for cash-generating units [line items]
Carrying value	9,936
Value in use	12,297
Value in use exceeding carrying value	£ 2,361	4,667
Discount rate	18.20%
Terminal growth rate	2.00%
Sensitivity of key judgements
100 bps increase in the discount rate	£ (1,042)
100 bps decrease in terminal growth rate	(710)
50 bps increase to allocated capital rate	(263)
10% reduction in forecasted cash flows	(1,337)
Cards and Payments
Disclosure of information for cash-generating units [line items]
Carrying value	4,606
Value in use	5,342
Value in use exceeding carrying value	£ 736	£ 1,598
Discount rate	16.80%
Terminal growth rate	2.00%
Sensitivity of key judgements
100 bps increase in the discount rate	£ (647)
100 bps decrease in terminal growth rate	(473)
50 bps increase to allocated capital rate	(250)
10% reduction in forecasted cash flows	£ (724)
Discount rate | Personal Banking
Sensitivity of key judgements
Change required to reduce headroom to zero	0.025
Discount rate | Cards and Payments
Sensitivity of key judgements
Change required to reduce headroom to zero	0.012
Terminal growth rate | Personal Banking
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.041)
Terminal growth rate | Cards and Payments
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.016)
Allocated capital rate | Personal Banking
Sensitivity of key judgements
Change required to reduce headroom to zero	0.045
Allocated capital rate | Cards and Payments
Sensitivity of key judgements
Change required to reduce headroom to zero	0.015
Cash flows | Personal Banking
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.176)
Cash flows | Cards and Payments
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.102)